SIGNIFICANT RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2019
SIGNIFICANT RISKS AND UNCERTAINTIES
SIGNIFICANT RISKS AND UNCERTAINTIES

3.           SIGNIFICANT RISKS AND UNCERTAINTIES

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Company included aggregate amounts of $11,118 and $2,725 at December 31, 2018 and 2019, respectively, which were denominated in RMB. All restricted cash and restricted cash-non-current as of December 31, 2019 were denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents, restricted cash, short-term investments, accounts receivable, financing receivable and amounts due from related parties. The Company places their cash, cash equivalents, restricted cash, and short-term investments, with financial institutions with high-credit ratings and quality. The Company conducts credit evaluations of customers, and requires collateral or other security from the customers for certain of the financing receivable as described in Note 7.

There were no customers that accounted for 10% or more of total revenue for the years ended December 31, 2017, 2018 and 2019.

No customers accounted for 10% or more of the balance of accounts receivable or financing receivable as of December 31, 2018 and 2019.